Contingent Liabilities and Provisions - Disclosure of Changes in Legal Provisions (Detail) - Legal proceedings provision [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of other provisions [line items]
Balance at beginning of year	$ 301	$ 151
Additional new provisions recognized	151	169
Amounts incurred and charged against existing provisions	(172)	(13)
Unused amounts reversed and other adjustments	(5)	(6)
Balance at end of year	$ 275	$ 301